E*TRADE S&P 500 INDEX ANNUAL REPORT

           FOR THE PERIOD FROM FEBRUARY 17, 1999 TO DECEMBER 31, 1999

DEAR E*TRADE FUNDS SHAREHOLDER,

We'd like to take this opportunity to thank all our shareholders for their investment in the E*TRADE Family of Funds. We'd also like to welcome all our new shareholders to the E*TRADE S&P 500 Index Fund (the "Fund").

For the fiscal year period from February 17, 1999 (inception date of the Fund) through December 31, 1999, the Fund returned 19.31%. Of course, past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost. Performance reflects reinvestment of dividends and other earnings and also reflects fee waivers in effect. In the absence of fee waivers, performance would be reduced.

THE YEAR IN REVIEW

The investment objective of the Fund is to provide investment results that attempt to match the total return of the stocks making up the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index"). The Fund seeks to achieve its investment objective by investing all of its assets in the S&P 500 Index Master Portfolio ("Master Portfolio"). The Master Portfolio, in turn, invests substantially all of its assets in the same stocks and in substantially the same percentages as the S&P 500 Index.

The fiscal year opened on a positive note for large-cap stocks. A healthy U.S. economy and an appetite for technology stocks drove the market, with an emphasis on rising earnings that left value stocks largely ignored in favor of growth stocks.

During the months of April and May, concern surfaced about an overheated economy. Although unemployment figures remained benign, consumer and wholesale prices had begun to heat up. A recovery in European countries compounded worries of potential inflation and corresponding Federal Reserve intervention. Markets reflected this apprehension, as investors shunned growth stocks for value.

However, worries over higher interest rates were rekindled as many companies released favorable earnings reports in July. After reaching new highs on July 16, U.S. equities tumbled through the end of the third quarter and into the second week of October, giving back some of the gains they had accumulated for the year. Tightening labor markets and strong domestic demand figures released in August contributed to the decline.

October began on a negative note as high producer price reports provided further indications of an overheated economy. However, the tide soon changed and markets rebounded sharply during the second half of the month and into the end of the year.

The following table shows the hypothetical return of $10,000 invested in the S&P 500 Composite Stock Price Index (and not the return of any fund).

                S&P 500 COMPOSITE
                STOCK PRICE

DATE            INDEX*

-----------------------------------

2/17/99                 $   10,000
2/28/99                 $   10,121
3/31/99                 $   10,526
4/30/99                 $   10,935
5/31/99                 $   10,677
6/30/99                 $   11,270
7/31/99                 $   10,918
8/31/99                 $   10,864
9/30/99                 $   10,566
10/31/99                $   11,235
11/30/99                $   11,464
12/31/99                $   12,139



The following table provides the hypothetical account values of $10,000 invested in the Fund as of the end of each month in which the Fund was operational for the period ended December 31, 1999.


                E*TRADE
                S&P 500

DATE            INDEX FUND**

--------------------------------------------------------------------------------

2/17/99                 $   10,000
2/28/99                 $    9,980
3/31/99                 $   10,374
4/30/99                 $   10,775
5/31/99                 $   10,515
6/30/99                 $   11,099
7/31/99                 $   10,748
8/31/99                 $   10,697
9/30/99                 $   10,397
10/31/99                $   11,060
11/30/99                $   11,271
12/31/99                $   11,932


[insert graph]


Past performance does not predict future performance.

*This graph assumes reinvested dividends and does not reflect the costs of investing. This graph does not reflect the return of any fund. "Standard & Poor's(R)," "S&P(R)" "S&P 500(R)", "Standard & Poor's 500(R)", and "500" are
trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

**Hypothetical illustration of $10,000 invested at inception (commencement of operations was February 17, 1999), assuming reinvestment of dividends and capital gains at net asset value through December 31, 1999. It reflects costs at both the Fund and Master Portfolio levels. The illustration also reflects fee waivers in effect, in the absence of which performance would be reduced.

GOING FORWARD

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its strong 1999 performance.

We appreciate your investment in the Fund. We are committed to provide you with outstanding services that may help you reach your financial goals. To that end, we've recently launched a new E*TRADE Family of Funds site to make it easier for you to find information to help you make investment decisions. Check it out at http://etradefunds.etrade.com.

The financial statements for the period ended December 31, 1999 for the Fund are provided below. We'd like to take this opportunity to remind all of our shareholders that investing in the Fund is a long-term proposition and shareholders should not invest assets that will be needed in the near term.

Sincerely,

E*TRADE Funds

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--DECEMBER 31, 1999
Portfolio of Investments



Security Name                                         Shares                    Value
COMMON STOCKS--96.26%
ADVERTISING--0.27%
Interpublic Group Co Inc                               107,383                6,194,657
Omnicom Group                                           67,509                6,750,900
                                                                         --------------
                                      TOTAL ADVERTISING
                                                - VALUE                     $12,945,557
                                                -  COST                     $ 6,043,792
AEROSPACE / DEFENSE--1.18%
Boeing Co                                              356,357               14,811,088
General Dynamics Corp                                   71,266                3,759,281
Goodrich (B F) Co                                       34,653                  952,957
Honeywell International Inc                            299,106               17,254,677
Lockheed Martin Corp                                   151,413                3,312,159
Northrop Grumman Corp                                   26,579                1,436,927
Raytheon Co Class B                                    129,063                3,428,236
United Technologies Corp                               182,808               11,882,520
                                                                         --------------
                              TOTAL AEROSPACE / DEFENSE
                                                - VALUE                     $56,837,845
                                                -  COST                     $50,908,685
AIRLINES--0.22%
AMR Corp                                          +     57,567                3,856,989
Delta Air Lines Inc                                     53,167                2,648,381
Southwest Airlines Co                                  193,037                3,124,786
USAirways Group Inc                               +     28,465                  912,659
                                                                         --------------
                                         TOTAL AIRLINES
                                                - VALUE                     $10,542,815
                                                -  COST                     $ 9,589,571
APPAREL--0.17%
Liz Claiborne Inc                                       24,271                  913,196
Nike Inc Class B                                       107,232                5,314,686
Reebok International Ltd                          +     22,146                  181,320
Russell Corp                                            13,707                  229,592
VF Corp                                                 46,290                1,388,700
                                                                         --------------
                                          TOTAL APPAREL
                                                - VALUE                     $ 8,027,494
                                                -  COST                     $ 8,026,371
AUTO MANUFACTURERS--0.93%
Ford Motor Co                                          458,260               24,488,269
General Motors Corp Class A                            243,639               17,709,510
Navistar International Corp                       +     25,666                1,215,927
PACCAR Inc                                              30,273                1,341,472
                                                                         --------------
                               TOTAL AUTO MANUFACTURERS
                                                - VALUE                     $44,755,178
                                                -  COST                     $31,543,211
AUTO PARTS & EQUIPMENT--0.20%
Cooper Tire & Rubber Co                                 29,617                  460,915
Dana Corp                                               64,030                1,916,898
Delphi Automotive Systems Corp                         216,361                3,407,686
Goodyear Tire & Rubber Co                               60,125                1,694,773
TRW Inc                                                 46,477                2,413,899
                                                                         --------------

                           TOTAL AUTO PARTS & EQUIPMENT
                                                - VALUE                     $ 9,894,171
                                                -  COST                     $11,608,581
BANKS--4.96%
Amsouth Bancorp                                        133,902                2,585,982
Bank of New York Co Inc                                279,156               11,166,240
Bank One Corp                                          437,601               14,030,582
BankAmerica Corp                                       647,205               32,481,601
BB&T Corp                                              120,484                3,298,250
Chase Manhattan Corp                                   313,185               24,330,560
Comerica Inc                                            59,938                2,798,355
Fifth Third Bancorp                                    109,658                8,046,156
First Union Corp                                       362,892               11,907,394
Firstar Corp                                           374,181                7,904,574
FleetBoston Financial Corp                             349,568               12,169,336
Golden West Financial                                   63,654                2,132,409
Huntington Bancshares Inc                               88,677                2,117,163
KeyCorp                                                171,409                3,792,424
Mellon Financial Corp                                  195,583                6,662,046
Morgan (J P) & Co Inc                                   66,489                8,419,170
National City Corp                                     235,464                5,577,554
Northern Trust Corp                                     85,146                4,512,738
Old Kent Financial Corp                                 34,400                1,216,900
PNC Bank Corp                                          114,295                5,086,127
Regions Financial Corp                                  85,833                2,156,554
Republic New York Corp                                  40,184                2,893,248
SouthTrust Corp                                         63,289                2,393,115
State Street Boston Corp                                61,542                4,496,412
Summit Bancorp                                          66,056                2,022,965
SunTrust Banks Inc                                     122,242                8,411,778
Synovus Financial Corp                                 103,581                2,058,672
U.S. Bancorp                                           278,309                6,627,233
Union Planters Corp                                     53,845                2,123,512
Wachovia Corp                                           77,040                5,238,720
Washington Mutual Inc                                  220,472                5,732,272
Wells Fargo & Co                                       623,474               25,211,730
                                                                         --------------
                                            TOTAL BANKS
                                                - VALUE                    $239,601,772
                                                -  COST                    $226,819,971
BEVERAGES--1.91%
Anheuser-Busch Inc                                     177,324               12,567,839
Brown-Forman Corp Class B                               26,460                1,514,835
Coca-Cola Co                                           934,391               54,428,276
Coca-Cola Enterprises Co                               162,898                3,278,322
Coors (Adolph) Co Class B                               14,382                  755,055
Diageo PLC ADR (UK)                                         17                      544
Pepsico Inc                                            553,554               19,512,779
                                                                         --------------
                                        TOTAL BEVERAGES
                                                - VALUE                     $92,057,650
                                                -  COST                     $80,351,664
BIOTECHNOLOGY--0.66%
Amgen Inc                                         +    386,562               23,217,880
Monsanto Co                                            240,552                8,569,739
                                                                         --------------
                                    TOTAL BIOTECHNOLOGY
                                                - VALUE                     $31,787,619
                                                -  COST                     $15,323,757
BUILDING MATERIALS--0.13%
Armstrong World Industries Inc                          15,543                  518,748
Masco Corp                                             156,883                3,980,906
Owens Corning Fiberglas Corp                            20,986                  405,292
Vulcan Materials Co                                     32,120                1,282,793
                                                                         --------------


                               TOTAL BUILDING MATERIALS
                                                - VALUE                      $6,187,739
                                                -  COST                      $6,873,934
CHEMICALS--1.20%
Air Products & Chemicals Inc                            87,959                2,952,124
Ashland Inc                                             28,437                  936,644
Dow Chemical Co                                         83,558               11,165,438
Du Pont (E I) de Nemours                               394,057               25,958,505
Eastman Chemical Co                                     30,282                1,444,073
Engelhard Corp                                          48,653                  918,325
Grace (W R) Co                                    +     27,178                  377,095
Great Lakes Chemical Corp                               22,691                  866,513
Hercules Inc                                            38,616                1,076,421
Praxair Inc                                             60,801                3,059,050
Rohm & Haas Co                                          81,296                3,307,731
Sherwin Williams Co                                     65,777                1,381,317
Sigma-Aldrich Corp                                      39,041                1,173,670
Union Carbide Corp                                      51,017                3,405,385
                                                                         --------------
                                        TOTAL CHEMICALS
                                                - VALUE                     $58,022,291
                                                -  COST                     $47,443,341
COMMERCIAL SERVICES--0.49%
Block (H R) Inc                                         37,527                1,641,806
Cendant Corp                                      +    274,479                7,290,848
Deluxe Corp                                             30,074                  825,155
Donnelley (R R) & Sons Co                               49,915                1,238,516
Dun & Bradstreet Corp                                   62,396                1,840,682
Ecolab Inc                                              50,020                1,957,033
Equifax Inc                                             55,846                1,315,871
McKesson HBOC Inc                                      105,816                2,387,474
Paychex Inc                                             94,001                3,760,040
Quintiles Transnational Corp                      +     25,800                  482,137
Service Corp International                             101,954                  707,306
                                                                         --------------
                              TOTAL COMMERCIAL SERVICES
                                                - VALUE                     $23,446,868
                                                -  COST                     $28,439,975
COMPUTERS--9.58%
3Com Corp                                         +    133,118                6,256,546
Adaptec Inc                                       +     31,300                1,561,087
Apple Computer Inc                                +     60,296                6,199,183
Cabletron Systems Inc                             +     62,807                1,632,982
Ceridian Corp                                     +     55,853                1,204,330
Cisco Systems Inc                                 +  1,229,986              131,762,250
Compaq Computer Corp                                   644,412               17,439,400
Computer Sciences Corp                            +     61,031                5,775,058
Dell Computer Corp                                +    961,746               49,049,046
Electronic Data Systems Corp                           179,898               12,041,922
EMC Corp                                          +    383,629               41,911,468
Gateway Inc                                       +    119,048                8,578,897
Hewlett-Packard Co                                     383,434               43,687,511
International Business Machine Corp                    681,649               73,618,092
Lexmark International Group Class A               +     44,975                4,070,237
Network Appliance Inc                             +     53,250                4,423,078
Seagate Technology Inc                            +     79,776                3,714,570
Silicon Graphics Inc                              +     73,128                  717,569
Sun Microsystems Inc                              +    585,786               45,361,803
Unisys Cor                                        +    108,675                3,470,808
                                                                         --------------
                                        TOTAL COMPUTERS
                                                - VALUE                    $462,475,837
                                                -  COST                    $176,115,888
COSMETICS / PERSONAL CARE--2.16%
Alberto-Culver Co Class B                             21,777                    562,119


Avon Products Inc                                     96,143                  3,172,719
Colgate-Palmolive Co                                 221,134                 14,373,710
Gillette Co                                          408,333                 16,818,215
International Flavor & Fragrances Inc                 40,998                  1,547,674
Kimberly-Clark Corp                                  202,091                 13,186,438
Procter & Gamble Co                                  497,231                 54,477,871
                                                                         --------------
                        TOTAL COSMETICS / PERSONAL CARE
                                                - VALUE                    $104,138,746
                                                -  COST                     $68,964,678
DISTRIBUTION / WHOLESALE--0.19%
Costco Wholesale Corp                             +   83,938                  7,659,342
Genuine Parts Co                                      69,138                  1,715,489
                                                                         --------------
                         TOTAL DISTRIBUTION / WHOLESALE
                                                - VALUE                      $9,374,831
                                                -  COST                      $5,792,322
DIVERSIFIED FINANCIAL SERVICES--4.91%
American Express Corp                                169,847                 28,237,064
Associates First Capital Corp                        276,610                  7,589,487
Bear Stearns Co Inc                                   47,199                  2,017,757
Capital One Financial Corp                            75,490                  3,637,674
Citigroup Inc                                      1,275,154                 70,850,744
Countrywide Credit Industries Inc                     43,374                  1,095,193
Federal Home Loan Mortgage Corporation               263,711                 12,410,899
Federal National Mortgage Association                388,233                 24,240,298
Franklin Resources Inc                                96,631                  3,098,231
Household International Inc                          181,216                  6,750,296
Lehman Brothers Holdings                              45,325                  3,838,461
MBNA Corp                                            304,775                  8,305,119
Merrill Lynch & Co Inc                               140,237                 11,709,789
Morgan Stanley Dean Witter                           211,367                 30,172,639
Paine Webber Group Inc                                55,154                  2,140,665
Price (T Rowe) & Associates                           35,000                  1,292,812
Providian Financial Corp                              54,109                  4,927,301
Schwab (Charles) Corp                                310,318                 11,908,453
SLM Holding Corp                                      61,684                  2,606,149
                                                                         --------------
                   TOTAL DIVERSIFIED FINANCIAL SERVICES
                                                - VALUE                    $236,829,031
                                                -  COST                    $143,235,527
ELECTRIC--1.56%
AES Corp                                          +     73,105                5,464,599
Ameren Corp                                             52,966                1,734,636
American Electric Power Inc                             74,389                2,389,747
Carolina Power & Light Co                               59,226                1,802,691
Central & South West Corp                               82,182                1,643,640
Cinergy Corp                                            61,411                1,481,540
CMS Energy Corp                                         43,993                1,372,032
Consolidated Edison Inc                                 84,720                2,922,840
Constellation Energy Group                              57,860                1,677,940
Dominion Resources Inc                                  73,506                2,885,110
DTE Energy Co                                           56,010                1,757,314
Duke Energy Corp                                       138,806                6,957,651
Edison International                                   132,874                3,479,638
Entergy Corp                                            94,882                2,443,211
FirstEnergy Corp                                        90,161                2,045,528
Florida Progress Corp                                   37,858                1,601,867
FPL Group Inc                                           68,706                2,941,476
GPU Inc                                                 48,607                1,455,172
New Century Energies Inc                                44,293                1,345,400
Niagra Mohawk Holdings Inc                        +     72,680                1,012,978
Northern States Power Co                                58,795                1,146,502
PECO Energy Co                                          71,748                2,493,243
PG&E Corp                                              147,012                3,013,746


Pinnacle West Capital Corp                              23,500                  718,219
PP & L Resources Inc                                    59,377                1,358,249
Public Service Enterprise Group                         84,063                2,926,443
Reliant Energy Inc                                     112,934                2,583,365
Southern Co                                            260,050                6,111,175
Texas Utilities Co                                     105,661                3,757,569
Unicom Corp                                             83,448                2,795,508
                                                                         --------------
                                         TOTAL ELECTRIC
                                                - VALUE                     $75,319,029
                                                -  COST                     $77,602,095
ELECTRICAL COMPONENTS & EQUIPMENT--0.25%
Emerson Electric Co                                    165,032                9,468,711
Molex Inc                                               50,600                2,868,387
                                                                         --------------
                TOTAL ELECTRICAL COMPONENTS & EQUIPMENT
                                                - VALUE                     $12,337,098
                                                -  COST                     $10,607,048
ELECTRONICS--0.66%
Analog Devices Inc                                +     59,990                5,579,070
Johnson Controls Inc                                    32,858                1,868,799
Millipore Corp                                          17,225                  665,316
Parker Hannifin Corp                                    41,831                2,146,453
PE Corp-PE Biosystems Group                             38,586                4,642,378
PerkinElmer Inc                                         17,648                  735,701
Solectron Corp                                    +    106,352               10,116,734
Tektronix Inc                                           18,410                  715,689
Teradyne Inc                                      +     56,740                3,744,840
Thermo Electron Corp                              +     61,303                  919,545
Thomas & Betts Corp                                     21,793                  694,652
                                                                         --------------
                                      TOTAL ELECTRONICS
                                                - VALUE                     $31,829,177
                                                -  COST                     $20,085,745
ENGINEERING & CONSTRUCTION--0.03%
Fluor Corp                                              29,408                1,349,107
Foster Wheeler Corp                                     15,952                  141,574
                                                                         --------------
                       TOTAL ENGINEERING & CONSTRUCTION
                                                - VALUE                      $1,490,681
                                                -  COST                      $1,940,013
ENTERTAINMENT--0.05%
Harrah's Entertainment Inc                        +     48,115                1,272,040
Mirage Resorts Inc                                +     73,225                1,121,258
                                                                         --------------
                                    TOTAL ENTERTAINMENT
                                                - VALUE                      $2,393,298
                                                -  COST                      $2,764,549
ENVIRONMENTAL CONTROL--0.09%
Allied Waste Industries Inc                       +     50,915                  448,688
Waste Management Inc                                   234,418                4,029,059
                                                                         --------------
                            TOTAL ENVIRONMENTAL CONTROL
                                                - VALUE                      $4,477,747
                                                -  COST                     $12,258,279
FOOD--1.92%
Albertson's Inc                                        160,326                5,170,514
Archer-Daniels-Midland Co                              236,583                2,883,355
Bestfoods                                              106,212                5,582,768
Campbell Soup Co                                       165,111                6,387,732
ConAgra Inc                                            186,381                4,205,221
General Mills Inc                                      116,686                4,171,524
Great Atlantic & Pacific Tea Co                         14,838                  413,609
Heinz (H J) Co                                         136,452                5,432,495
Hershey Foods Corp                                      53,535                2,542,913


Kellogg Co                                             154,449                4,758,960
Kroger Co                                         +    316,160                5,967,520
Nabisco Group Holdings Corp                            125,413                1,332,513
Quaker Oats Co                                          51,208                3,360,525
Ralston-Purina Group                                   123,746                3,449,420
Safeway Inc                                       +    190,959                6,790,979
Sara Lee Corp                                          343,377                7,575,755
Super Value Inc                                         46,279                  925,580
Sysco Corp                                             126,212                4,993,262
Unilever NV                                            216,889               11,806,895
Winn-Dixie Stores Inc                                   57,358                1,373,007
Wrigley (W M) Jr Co                                     44,437                3,685,494
                                                                         --------------
                                             TOTAL FOOD
                                                - VALUE                     $92,810,041
                                                -  COST                     $95,478,258
FOREST PRODUCTS & PAPER--0.65%
Boise Cascade Corp                                      22,043                  892,742
Champion International Corp                             36,981                2,290,511
Fort James Corp                                         85,028                2,327,642
Georgia-Pacific Corp                                    65,839                3,341,329
International Paper Co                                 157,147                8,868,984
Louisiana-Pacific Corp                                  41,771                  595,237
Mead Corp                                               39,296                1,706,920
Potlatch Corp                                           11,371                  507,431
Temple-Inland Inc                                       21,587                1,423,393
Westvaco Corp                                           38,863                1,267,905
Weyerhauser Co                                          83,345                5,985,213
Willamette Industries Inc                               42,972                1,995,512
                                                                         --------------
                          TOTAL FOREST PRODUCTS & PAPER
                                                - VALUE                     $31,202,819
                                                -  COST                     $24,681,546
GAS--0.07%
Eastern Enterprises                                      8,432                  484,313
NICOR Inc                                               18,445                  599,463
ONEOK Inc                                               12,234                  307,379
Peoples Energy Corp                                     13,909                  465,952
Sempra Energy                                           92,729                1,611,166
                                                                         --------------
                                              TOTAL GAS
                                                - VALUE                      $3,468,273
                                                -  COST                      $3,873,551
HAND / MACHINE TOOLS--0.11%
Black & Decker Corp                                     33,627                1,757,011
Grainger (W W) Inc                                      36,123                1,727,131
Milacron Inc                                            14,859                  228,457
Snap-On Inc                                             23,453                  622,970
Stanley Works                                           34,452                1,037,867
                                                                         --------------
                             TOTAL HAND / MACHINE TOOLS
                                                - VALUE                      $5,373,436
                                                -  COST                      $4,908,947
HEALTH CARE--2.24%
Allergan Inc                                            50,800                2,527,300
Bard (C R) Inc                                          19,978                1,058,834
Bausch & Lomb Inc                                       21,821                1,493,375
Baxter International Inc                               110,721                6,954,663
Becton Dickinson & Co                                   96,061                2,569,632
Biomet Inc                                              43,468                1,738,720
Boston Scientific Corp                            +    152,221                3,329,834
Columbia/HCA Healthcare Corp                           214,786                6,295,915
Guidant Corp                                      +    115,111                5,410,217
Healthsouth Corp                                  +    160,259                  861,392
Humana Inc                                        +     64,704                  529,764



Johnson & Johnson                                      520,147               48,438,689
Mallinckrodt Group Inc                                  27,624                  878,789
Manor Care Inc                                    +     42,886                  686,176
Medtronics Inc                                         444,856               16,209,441
St Jude Medical Inc                               +     32,653                1,002,039
Tenet Healthcare Corp                             +    119,123                2,799,391
United Healthcare Corp                                  66,303                3,522,347
Wellpoint Health Networks                         +     25,355                1,671,845
                                                                         --------------
                                      TOTAL HEALTH CARE
                                                - VALUE                    $107,978,363
                                                -  COST                     $84,180,983
HOLDING COMPANIES-DIVERSIFIED--0.15%
Seagrams Co Ltd                                        164,437                7,389,388
                                                                         --------------
                    TOTAL HOLDING COMPANIES-DIVERSIFIED
                                                - VALUE                      $7,389,388
                                                -  COST                      $6,502,451
HOME BUILDERS--0.03%
Centex Corp                                             23,215                  573,120
Fleetwood Enterprises Inc                               13,708                  282,728
Kaufman & Broad Home Corp                               17,979                  434,867
Pulte Corp                                              17,087                  384,458
                                                                         --------------
                                    TOTAL HOME BUILDERS
                                                - VALUE                      $1,675,173
                                                -  COST                      $1,648,851
HOME FURNISHINGS--0.10%
Leggett & Platt Inc                                     56,700                1,215,506
Maytag Corp                                             33,811                1,622,928
Whirlpool Corp                                          29,131                1,895,336
                                                                         --------------
                                 TOTAL HOME FURNISHINGS
                                                - VALUE                      $4,733,770
                                                -  COST                      $4,062,818
HOUSEHOLD PRODUCTS / WARES--0.30%
American Greetings Corp Class A                         26,270                  620,629
Avery-Dennison Corp                                     43,633                3,179,755
Clorox Co                                               90,052                4,536,370
Fortune Brands Inc                                      64,148                2,120,893
Jostens Inc                                             13,796                  335,415
Newell Rubbermaid Inc                                  107,840                3,127,360
Tupperware Corp                                         22,621                  383,143
                                                                         --------------
                       TOTAL HOUSEHOLD PRODUCTS / WARES
                                                - VALUE                     $14,303,565
                                                -  COST                     $12,785,042
INSURANCE--2.91%
Aetna Inc                                               54,289                3,030,005
AFLAC Corp                                             101,382                4,783,963
Allstate Corp                                          303,349                7,280,376
American General Corp                                   94,773                7,190,901
American International Group Inc                       585,625               63,320,703
Aon Corp                                                98,022                3,920,860
Chubb Corp                                              63,769                3,590,992
CIGNA Corp                                              70,827                5,706,000
Cincinnati Financial Corp                               63,644                1,984,897
Conseco Inc                                            123,646                2,210,172
Hartford Financial Services Group                       86,412                4,093,769
Jefferson-Pilot Corp                                    40,464                2,761,668
Lincoln National Corp                                   76,197                3,047,880
Loews Corp                                              41,313                2,507,183
Marsh & McLennan Companies Inc                         100,335                9,600,805
MBIA Inc                                                38,539                2,035,341
MGIC Investment Corp                                    41,931                2,523,722


Progressive Corp Ohio                                   28,125                2,056,641
SAFECO Corp                                             51,422                1,279,122
St Paul Cos                                             86,993                2,930,577
Torchmark Corp                                          51,586                1,499,218
UNUMProvident Corp                                      91,610                2,937,246
                                                                         --------------
                                        TOTAL INSURANCE
                                                - VALUE                    $140,292,041
                                                -  COST                    $108,341,003
IRON / STEEL--0.09%
Allegheny Technologies Inc                              37,270                  836,246
Bethlehem Steel Corp                              +     50,451                  422,527
Nucor Corp                                              33,724                1,848,497
USX - U.S. Steel Group                                  34,183                1,128,039
                                                                         --------------
                                     TOTAL IRON / STEEL
                                                - VALUE                      $4,235,309
                                                -  COST                      $4,772,269
LEISURE TIME--0.25%
Brunswick Corp                                          35,682                  793,925
Carnival Corp Class A                                  232,789               11,130,224
                                                                         --------------
                                     TOTAL LEISURE TIME
                                                - VALUE                     $11,924,149
                                                -  COST                     $11,133,423
LODGING--0.08%
Hilton Hotels Corp                                     100,112                  963,578
Marriott International                                  95,283                3,007,370
                                                                         --------------
                                          TOTAL LODGING
                                                - VALUE                      $3,970,948
                                                -  COST                      $3,919,019
MACHINERY--0.46%
Briggs & Stratton Corp                                   9,122                  489,167
Caterpillar Inc                                        135,328                6,368,874
Cummins Engine Co Inc                                   15,900                  768,169
Deere & Co                                              89,327                3,874,559
Dover Corp                                              79,663                3,614,709
Ingersoll-Rand Co                                       63,286                3,484,685
McDermott International Inc                             23,106                  209,398
NACCO Industries Inc Class A                             3,027                  168,188
Rockwell International Corp                             73,145                3,501,817
                                                                         --------------
                                        TOTAL MACHINERY
                                                - VALUE                     $22,479,566
                                                -  COST                     $18,440,998
MANUFACTURERS--5.74%
Cooper Industries Inc                                   36,420                1,472,734
Corning Inc                                             92,903               11,978,681
Crane Co                                                26,543                  527,542
Danaher Corp                                            51,856                2,502,052
Eastman Kodak Co                                       120,341                7,972,591
Eaton Corp                                              27,696                2,011,422
FMC Corp                                          +     12,392                  710,217
General Electric Co                                  1,239,186              191,764,034
Illinois Tool Works Inc                                107,786                7,282,292
ITT Industries Inc                                      34,073                1,139,316
Minnesota Mining & Manufacturing Co                    152,721               14,947,568
National Service Industries Inc                         15,998                  471,941
Pall Corp                                               48,399                1,043,603
Polaroid Corp                                           17,470                  328,654
PPG Industries Inc                                      66,344                4,150,647
Textron Inc                                             57,334                4,396,801
Tyco International Ltd                                 633,078               24,610,907
                                                                         --------------



                                    TOTAL MANUFACTURERS
                                                - VALUE                    $277,311,002
                                                -  COST                    $143,990,320
MEDIA--3.40%
CBS Corp+                                              288,983               18,476,851
Clear Channel Communications Inc+                      127,745               11,401,241
Comcast Corp Class A                                   284,258               14,372,795
Disney (Walt) Co                                       781,324               22,853,727
Dow Jones & Co Inc                                      34,936                2,375,648
Gannett Co Inc                                         106,280                8,668,463
Knight-Ridder Inc                                       30,498                1,814,631
McGraw-Hill Inc                                         75,095                4,627,729
MediaOne Group Inc                                +    229,855               17,655,737
Meredith Corp                                           20,197                  841,962
New York Times Co Class A                               66,704                3,276,834
Time Warner Inc                                        487,770               35,332,839
Times Mirror Co Class A                                 23,181                1,553,127
Tribune Co                                              90,382                4,976,659
Viacom Inc Class B                                +    264,159               15,965,110
                                                                         --------------
                                            TOTAL MEDIA
                                                - VALUE                    $164,193,353
                                                -  COST                     $91,189,951
METAL FABRICATE / HARDWARE--0.02%
Timken Co                                               24,501                  500,739
Worthington Industries Inc                              36,040                  596,913
                                                                         --------------
                       TOTAL METAL FABRICATE / HARDWARE
                                                - VALUE                      $1,097,652
                                                -  COST                      $1,172,632
METALS-DIVERSIFIED--0.47%
Alcan Aluminum Ltd                                      86,465                3,561,277
Alcoa Inc                                              139,199               11,553,517
Freeport McMoRan Inc                              +     63,424                1,339,832
Inco Ltd                                          +     70,437                1,655,270
Phelps Dodge Corp                                       22,901                1,537,230
Placer Dome Inc                                        120,056                1,290,602
Reynolds Metals Co                                      24,353                1,866,049
                                                                         --------------
                               TOTAL METALS-DIVERSIFIED
                                                - VALUE                     $22,803,777
                                                -  COST                     $15,205,426
MINING--0.10%
Barrick Gold Corp                                      147,998                2,617,715
Homestake Mining Co                                     92,085                  719,414
Newmont Mining Corp                                     64,155                1,571,798
                                                                         --------------
                                           TOTAL MINING
                                                - VALUE                      $4,908,927
                                                - COST                       $6,518,262
OFFICE / BUSINESS EQUIPMENT--0.22%
Pitney Bowes Inc                                       102,053                4,930,436
Xerox Corp                                             252,366                5,725,554
                                                                         --------------
                      TOTAL OFFICE / BUSINESS EQUIPMENT
                                                - VALUE                     $10,655,990
                                                -  COST                     $13,290,457
OIL & GAS PRODUCERS--4.87%
Amerada Hess Corp                                       34,891                1,980,064
Anadarko Petroleum Corp                                 46,745                1,595,173
Apache Corp                                             41,497                1,532,795
Atlantic Richfield Corp                                122,330               10,581,545
Burlington Resources Inc                                70,978                2,346,710
Chevron Corp                                           248,501               21,526,399
Coastal Corp                                            81,860                2,900,914



Conoco Inc Class B                                     238,785                5,939,776
Exxon Mobil Corp                                     1,305,075              105,140,105
Helmerich & Payne Inc                                   19,470                  424,689
Kerr-McGee Corp                                         32,874                2,038,188
Occidental Petroleum Corp                              133,734                2,891,998
Phillips Petroleum Co                                   96,587                4,539,589
Rowan Co Inc                                      +     32,475                  704,302
Royal Dutch Petroleum Corp                             811,574               49,049,504
Sunoco Inc                                              35,137                  825,720
Texaco Inc                                             206,300               11,204,669
Tosco Corp                                              43,600                1,185,375
Transocean Sedco Forex Inc                              40,219                1,354,873
Union Pacific Resources Group                           97,483                1,242,908
Unocal Corp                                             92,813                3,115,036
USX - Marathon Group                                   118,377                2,922,432
                                                                         --------------
                              TOTAL OIL & GAS PRODUCERS
                                                - VALUE                    $235,042,764
                                                -  COST                    $170,481,951
OIL & GAS SERVICES--0.44%
Baker Hughes Inc                                       126,058                2,655,097
Halliburton Co                                         167,918                6,758,700
Schlumberger Ltd                                       207,742               11,685,488
                                                                         --------------
                               TOTAL OIL & GAS SERVICES
                                                - VALUE                     $21,099,285
                                                -  COST                     $18,232,858
PACKAGING & CONTAINERS--0.13%
Ball Corp                                               11,780                  463,838
Bemis Co                                                20,358                  709,985
Crown Cork & Seal Co                                    47,391                1,060,374
Owens Illinois Inc                                +     60,369                1,512,998
Pactiv Corp                                       +     65,875                  699,922
Sealed Air Corp                                   +     32,207                1,668,725
                                                                         --------------
                           TOTAL PACKAGING & CONTAINERS
                                                - VALUE                      $6,115,842
                                                -  COST                      $9,121,867
PHARMACEUTICALS--5.99%
Abbott Laboratories                                    576,420               20,931,251
ALZA Corp                                         +     37,839                1,310,175
American Home Products Corp                            494,953               19,519,709
Bristol-Myers Squibb Co                                750,938               48,200,833
Cardinal Health Inc                                    103,852                4,971,915
Lilly (Eli) & Co                                       413,744               27,513,976
Merck & Co Inc                                         884,208               59,297,199
Pfizer Inc                                           1,465,296               47,530,539
Pharmacia & Upjohn Inc                                 192,356                8,656,020
Schering-Plough Corp                                   556,114               23,461,059
Warner Lambert Co                                      323,703               26,523,415
Watson Pharmaceutical Inc                         +     35,421                1,268,515
                                                                         --------------
                                  TOTAL PHARMACEUTICALS
                                                - VALUE                    $289,184,606
                                                -  COST                    $213,451,375
PIPELINES--0.51%
Columbia Energy Group                                   32,122                2,031,717
Consolidated Natural Gas Co                             36,891                2,395,609
El Paso Energy Corp                                     77,357                3,002,419
Enron Corp                                             271,020               12,026,513
Williams Co Inc                                        165,460                5,056,871
                                                                         --------------
                                        TOTAL PIPELINES
                                                - VALUE                     $24,513,129
                                                -  COST                     $17,444,082


RETAIL--6.40%
AutoZone Inc                                      +     57,606                1,861,381
Bed Bath & Beyond Inc                             +     41,600                1,445,600
Best Buy Co Inc                                   +     77,898                3,909,506
Circuit City Stores Inc                                 77,063                3,472,651
Consolidated Stores Corp                          +     42,302                  687,408
CVS Corp                                               149,244                5,960,432
Darden Restaurants Inc                                  51,880                  940,325
Dayton-Hudson Corp                                     167,774               12,320,903
Dillards Inc Class A                                    41,422                  836,207
Dollar General Corp                                     85,424                1,943,396
Federated Department Stores Inc                   +     79,767                4,033,219
Gap Inc                                                325,148               14,956,808
Harcourt General Inc                                    27,581                1,110,135
Home Depot Inc                                         862,041               59,103,686
IKON Office Solutions Inc                               53,983                  367,759
Kmart Corp                                        +    190,809                1,920,016
Kohls Corp                                        +     62,134                4,485,298
Limited Inc                                             81,938                3,548,940
Longs Drug Stores Corp                                  15,054                  388,581
Lowe's Co Inc                                          142,840                8,534,690
May Department Stores Co                               127,673                4,117,454
McDonald's Corp                                        513,168               20,687,085
Nordstrom Inc                                           54,615                1,430,230
Office Depot Inc                                  +    138,149                1,511,005
Penney (J C) Co Inc                                    101,249                2,018,652
Pep Boys (The) - Manny Moe & Jack                       20,775                  189,572
Rite Aid Corp                                          100,031                1,119,097
Sears Roebuck & Co                                     145,124                4,417,212
Staples Inc                                       +    177,729                3,687,877
Tandy Corp                                              73,625                3,621,430
TJX Companies Inc                                      122,203                2,497,524
Toys R Us Inc                                     +     96,075                1,375,073
Tricon Global Restaurants                         +     59,032                2,280,111
Wal-Mart Stores Inc                                  1,681,610              116,241,291
Walgreen Co                                            380,778               11,137,757
Wendy's International Inc                               47,843                  986,762
                                                                         --------------
                                           TOTAL RETAIL
                                                - VALUE                    $309,145,073
                                                -  COST                    $172,421,820
SEMICONDUCTORS--3.62%
Advanced Micro Devices Inc                        +     55,827                1,615,494
Applied Materials Inc                             +    142,318               18,029,912
Intel Corp                                           1,255,365              103,332,232
KLA Instruments Corp                              +     33,748                3,758,684
LSI Logic Corp                                    +     55,154                3,722,895
Micron Technology Inc                             +     95,676                7,438,779
National Semiconductor                            +     64,381                2,756,312
Texas Instruments Inc                                  298,263               28,894,228
Xilinx Inc                                        +    111,400                5,065,224
                                                                         --------------
                                   TOTAL SEMICONDUCTORS
                                                - VALUE                    $174,613,760
                                                -  COST                     $75,366,825
SOFTWARE--9.57%
Adobe Systems Inc                                       46,726                3,142,324
America Online Inc                                +    838,542               63,257,512
Autodesk Inc                                            20,332                  686,205
Automatic Data Processing                              234,757               12,647,533
BMC Software Inc                                  +     90,534                7,237,062
Citrix Systems Inc                                +     30,070                3,698,610
Computer Associates International Inc                  203,896               14,259,977
Compuware Corp                                    +    136,195                5,073,264
First Data Corp                                        161,323                7,955,240



IMS Health Inc                                         119,883                3,259,319
Microsoft Corp                                    +  1,943,474              226,900,590
Novell Inc                                        +    128,514                5,132,528
Oracle Corp                                       +    538,861               60,386,111
Parametric Technology Corp                        +    103,203                2,792,931
PeopleSoft Inc                                    +     90,560                1,930,060
Shared Medical System Corp                              10,340                  526,694
Yahoo! Inc                                        +     99,540               43,069,714
                                                                         --------------
                                         TOTAL SOFTWARE
                                                - VALUE                    $461,955,674
                                                -  COST                    $206,608,210
TELECOMMUNICATION EQUIPMENT--4.97%
ADC Telecommunications                            +     49,901                3,620,941
Andrew Corp                                       +     32,217                  610,109
Comverse Technology Inc                           +     23,500                3,401,625
General Instrument Corp                           +     65,466                5,564,610
Lucent Technologies Inc                              1,176,833               88,041,819
Motorola Inc                                           229,918               33,855,426
Nortel Networks Corp                                   502,367               50,739,067
QUALCOMM Inc                                      +    245,196               43,185,146
Scientific-Atlanta Inc                                  28,973                1,611,623
Tellabs Inc                                       +    148,663                9,542,306
                                                                         --------------
                      TOTAL TELECOMMUNICATION EQUIPMENT
                                                - VALUE                    $240,172,672
                                                -  COST                     $85,508,910
TELECOMMUNICATIONS--0.93%
Global Crossing Ltd                               +    283,449               14,172,450
NEXTEL Communications Class A                     +    133,682               13,785,956
Sprint Corp (PCS Group)                           +    164,107               16,820,957
                                                                         --------------
                               TOTAL TELECOMMUNICATIONS
                                                - VALUE                     $44,779,363
                                                -  COST                     $15,127,390
TELEPHONE--6.71%
Alltel Corp                                            114,284                9,449,858
AT&T Corp                                            1,208,638               61,338,379
Bell Atlantic Corp                                     587,785               36,185,514
BellSouth Corp                                         713,419               33,396,927
CenturyTel Inc                                          52,469                2,485,719
GTE Corp                                               368,665               26,013,924
MCI WorldCom Inc                                  +  1,063,259               56,419,154
SBC Communications Inc                               1,290,288               62,901,540
Sprint Corp                                            328,630               22,120,907
U.S. West Inc                                          191,430               13,782,960
                                                                         --------------
                                        TOTAL TELEPHONE
                                                - VALUE                    $324,094,882
                                                -  COST                    $209,737,582
TEXTILES--0.01%
Springs Industries Inc Class A                           7,142                  285,234
                                                                         --------------
                                         TOTAL TEXTILES
                                                - VALUE                        $285,234
                                                -  COST                        $288,318
TOBACCO--0.47%
Philip Morris Co Inc                                   899,120               20,848,345
UST Inc                                                 67,406                1,697,789
                                                                         --------------
                                          TOTAL TOBACCO
                                                - VALUE                     $22,546,134
                                                -  COST                     $33,540,360
TOYS / GAMES / HOBBIES--0.07%
Hasbro Inc                                              75,412                1,437,541



Mattel Inc                                             159,572                2,094,383
                                                                         --------------
                           TOTAL TOYS / GAMES / HOBBIES
                                                - VALUE                      $3,531,924
                                                -  COST                      $5,755,424
TRANSPORTATION--0.45%
Burlington Northern Santa Fe Corp                      177,184                4,296,712
CSX Corp                                                83,427                2,617,522
FDX Corp                                          +    113,457                4,644,646
Kansas City Southern Industries Inc                     41,791                3,118,653
Norfolk Southern Corp                                  145,750                2,987,875
Union Pacific Corp                                      94,580                4,126,053
                                                                         --------------
                                   TOTAL TRANSPORTATION
                                                - VALUE                     $21,791,461
                                                -  COST                     $23,262,453
TRUCKING & LEASING--0.01%
Ryder System Inc                                        26,060                  636,841
                                                                         --------------
                               TOTAL TRUCKING & LEASING
                                                - VALUE                        $636,841
                                                -  COST                        $724,416
                                                                         --------------
                                    TOTAL COMMON STOCKS
                                                - VALUE                  $4,647,088,660
                                                -  COST                  $2,955,509,045


                                            Interest    Maturity
Principal    Security Name                    Rate         Date              Value
             SHORT TERM INSTRUMENTS--4.67%
             CASH EQUIVALENTS--1.02%
 44,072,532  Goldman Sachs Financial
               Square Prime Obligation
               Fund                    ++     5.40%       01/03/00           44,072,532
  5,100,000   Investors Bank & Trust
               Depositary Receipt      ++     5.53%       01/03/00            5,100,000
                                                                         --------------
                                                                            $49,172,532
             REPURCHASE AGREEMENTS--3.33%
160,459,092  Morgan Stanley Tri-party
               Repurchase Agreement dated
               12/31/99, due 01/03/00 with
               a maturity value of
               $160,491,184 and an
               effective yield of 2.40%,
               collateralized by U.S.
               Treasury Notes with a rate
               of 6.25%, a maturity of 04/30/01
               and market value of
               $163,671,231.                                                160,459,092
             U.S. TREASURY BILLS--0.32%
15,750,000   U.S. Treasury Bills              5.04% * +++ 03/23/00           15,572,534

                                    TOTAL SHORT TERM INSTRUMENTS
                                                         - VALUE           $225,204,158
                                                         -  COST           $225,192,218

TOTAL INVESTMENTS IN SECURITIES
(Cost $3,180,701,263) ** (Notes 1 and 3)                    100.93%      $4,872,292,818
Other Assets and Liabilities, Net                            (0.93)%        (44,767,792)
                                                            ------       --------------
TOTAL NET ASSETS                                            100.00%      $4,827,525,026
                                                            ======       ==============

--------------------------------------------------------------------------------
+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ These U.S. Treasury Bills are held in segregated accounts in connection with the Master Portfolio's holdings of S&P 500 futures contracts. See Note 1.
*    Yield to Maturity.
** Cost for federal income tax purposes is $3,183,525,561 and net unrealized appreciation consists of:
                Gross Unrealized Appreciation       $1,830,907,457
                Gross Unrealized Depreciation       $ (142,140,200)
                                                    --------------
                Net Unrealized Appreciation         $1,688,767,257
                                                    ==============

   The accompanying notes are an integral part of these financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999

ASSETS
INVESTMENTS -
Investment in S&P 500 Index Master Portfolio,
  at market value (Note 1) .....................................     $46,921,091
Receivable for fund shares sold ................................         214,753
                                                                     -----------
     TOTAL ASSETS ..............................................      47,135,844
                                                                     -----------
LIABILITIES
Payable for fund shares redeemed ...............................          74,241
Accrued administration fee (Note 2) ............................           9,545
Accrued advisory fee (Note 2) ..................................             764
Distribution payable to shareholders ...........................         145,501
                                                                     -----------
     TOTAL LIABILITIES .........................................         230,051
                                                                     -----------
TOTAL NET ASSETS ...............................................     $46,905,793
                                                                     ===========

NET ASSETS CONSIST OF:
Paid-in capital ................................................      42,450,586
Undistributed net investment income ............................           2,022
Accumulated undistributed net realized gain on sale of investments        73,958
Net unrealized appreciation of investments .....................       4,300,295
Net unrealized appreciation of futures contracts ...............          78,932
                                                                     -----------
TOTAL NET ASSETS ...............................................     $46,905,793
                                                                     ===========

Shares Outstanding (unlimited authorized, par value $0.01) .....       3,963,409
                                                                     ===========

Net Asset Value, Offering Price and Redemption Price per Share .          $11.83
                                                                     ===========


                 See accompanying notes to financial statements.

E*TRADE S&P 500 Index Fund
STATEMENT OF OPERATIONS
Period from February 17, 1999 (commencement of operations) to December 31, 1999

NET INVESTMENT INCOME:
NET INVESTMENT INCOME FROM S&P 500 INDEX MASTER PORTFOLIO
 Dividends (net of withholding taxes of $216) ..................      $285,994
 Interest ......................................................        62,912
 Expenses (Note 2) .............................................       (11,821)
                                                                      --------
Net Investment Income from S&P 500 Index Master Portfolio ......       337,085
                                                                      --------

EXPENSES (NOTE 2):
Advisory fee ...................................................         4,745
Administration fee .............................................        59,316
Trustee fees ...................................................         1,233
                                                                    ----------
     TOTAL EXPENSES BEFORE WAIVER OF TRUSTEE FEES ..............        65,294
                                                                    ----------
       Waived Trustee fees (Note 2) ............................        (1,233)
                                                                    ----------
     NET EXPENSES ..............................................        64,061
                                                                    ----------
NET INVESTMENT INCOME ..........................................       273,024
                                                                    ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES
 CONTRACTS ALLOCATED FROM S&P 500 INDEX MASTER PORTFOLIO
Net realized gain on sale of investments .......................       110,407
Change in unrealized appreciation of investments ...............     4,300,295
Change in unrealized appreciation of futures contracts .........        78,932
                                                                    ----------
    NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES
      CONTRACTS ALLOCATED FROM S&P 500 INDEX MASTER PORTFOLIO ..     4,489,634

NET INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS .................................................    $4,762,658
                                                                    ==========
                 See accompanying notes to financial statements.

E*TRADE S&P 500 INDEX FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                  Period from
                                                               February 17, 1999
                                                                (commencement of
                                                                 operations ) to
                                                               December 31, 1999
                                                               -----------------
INCREASE IN NET ASSETS
OPERATIONS:

Net investment income ......................................           $273,024
Net realized gain on sale of investments ...................            110,407
Change in unrealized appreciation of investments ...........          4,300,295
Change in unrealized appreciation of futures contracts .....             78,932
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......          4,762,658
                                                                   ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income ...................           (271,224)
Distributions from net realized gain on sale of investments             (35,715)
                                                                   ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ........................           (306,939)
                                                                   ------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sales of shares ..........................         59,029,508
Net asset value of shares issued to shareholders in reinvestment of
   distributions ...........................................            148,331
Cost of shares redeemed ....................................        (16,727,765)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS
   IN SHARES OF COMMON STOCK ...............................         42,450,074
                                                                   ------------
INCREASE IN NET ASSETS .....................................         46,905,793

NET ASSETS:
Beginning of period ........................................                  -
                                                                   ------------
END OF PERIOD ..............................................        $46,905,793
                                                                   ============
SHARE TRANSACTIONS:
Number of shares sold ......................................          5,467,772
Number of shares issued through reinvestment of distributions            14,032
Number of shares redeemed ..................................         (1,518,395)
                                                                   ------------
NET INCREASE IN SHARES OUTSTANDING .........................          3,963,409
                                                                   ============

                See accompanying notes to financial statements.

E*TRADE S&P 500 INDEX FUND
FINANCIAL HIGHLIGHTS

                                                                 Period from
                                                             February 17, 1999
                                                              (commencement of
                                                              operations ) to
                                                             December 31, 1999
                                                             -----------------
FOR A SHARE OUTSTANDING FOR THE PERIOD (4)

NET ASSET VALUE, BEGINNING OF PERIOD .......................       $10.00
                                                             -----------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................................         0.09
Net realized and unrealized gain on investments and futures
     contracts allocated from S&P 500 Index Master Portfolio         1.84
                                                             -----------------
TOTAL INCOME FROM INVESTMENT OPERATIONS ....................         1.93
                                                             -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income ..............        (0.09)
     Distributions from net realized gains .................        (0.01)
                                                             -----------------
     TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................        (0.10)
                                                             -----------------
NET ASSET VALUE, END OF PERIOD .............................       $11.83
                                                             =================
TOTAL RETURN ...............................................        19.31%(1)

RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted) ..............      $46,906
     Ratio of expenses to average net assets (4) ...........         0.32%(2)(3)
     Ratio of net investment income to average net assets (4)        1.14%(2)


(1) For the period February 17, 1999 (commencement of operations) to December 31, 1999 and not indicative of a full year's operating results.
(2) Annualized.
(3) The Investment Advisor has voluntarily agreed to pay the non-affiliated Trustee expenses for the Fund. Even though such action had been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.32% for the period February 17, 1999 (commencement of operations) through December 31, 1999.
(4) Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the S&P 500 Index Master Portfolio.

                 See accompanying notes to financial statements.

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES

E*TRADE S&P 500 Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 1999, the Trust offered six series: the S&P 500 Index Fund, the Bond Index Fund, the Extended Market Index Fund, the International Index Fund, the E-Commerce Index Fund and the Technology Index Fund. These financial statements contain the E*TRADE S&P 500 Index Fund.

The Fund's investment objective is to provide investment results that attempt to match the total return of the stocks making up the Standard & Pooris 500 Composite Stock Price Index.

"Standard & Poor's (REGISTRATION MARK)," "S&P (REGISTRATION MARK)" "S&P 500 (REGISTRATION MARK)", "Standard & Poor's 500 (REGISTRATION MARK)", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies which are consistently followed by the Fund in the preparation of its financial statements, and which are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund uses the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund pursues its investment objective by investing all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio"), a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of December 31, 1999, the value of the Fund's investment in the Master Portfolio was 0.97% of the outstanding interests of the Master Portfolio.

The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfoliois shares held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Code.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 1999.

The following reclassifications, which have no impact on the net asset value of the Fund, were made in order to present the Fund's capital accounts on a tax basis:

Paid-in Capital Increase
Undistributed Net Investment Income Increase

                                                       Accumulated Undistributed
          Paid-in  Undistributed Net Investment     Net Realized Gain on Sale of
 Capital Increase               Income Increase             Investments Decrease
--------------------------------------------------------------------------------
             $512                          $222                             $734

REDEMPTION FEES

Shares held in the Fund less than four months are subject to a fee equal to $24.95, (changing to 0.50% of the proceeds of the redeemed shares for fund shares purchased after January 21, 2000). The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. (the "Investment Advisor"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfoliois assets. For its services, BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfoliois advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and report to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.25% of its average daily net assets.

PFPC Inc.  ("PFPC") serves as the transfer agent and dividend  disbursing  agent
for   the   Fund.   Investors   Bank  &  Trust   Company   ("IBT")   serves   as
sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

Subject to a limitation of 0.0049% of the Fund's average daily net assets, the Fund records Trustee fees and expenses and certain other direct expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the period February 17, 1999 (commencement of operations) through December 31, 1999.

3. PORTFOLIO SECURITIES LOANED

As of December 31, 1999, the Master Portfolio had loaned securities, which were collateralized by cash, money market mutual funds and repurchase agreements. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the Master Portfoliois financial statements.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999

ASSETS
INVESTMENTS:
In securities, at market value (Cost $3,180,701,263) (Note 1).   $4,872,292,818
Receivables:
Dividends and interest .....................................          4,418,560
Receivable for daily variation margin on open
   financial futures contracts .............................            413,112
                                                                 --------------
     TOTAL ASSETS ..........................................      4,877,124,490
                                                                 --------------
LIABILITIES
PAYABLES:
Collateral for securities loaned (Note 4) ..................         49,172,532
Due to Bank ................................................              4,859
Due to BGI (Note 2) ........................................            422,073
                                                                 --------------
     TOTAL LIABILITIES .....................................         49,599,464
                                                                 --------------
TOTAL NET ASSETS ...........................................     $4,827,525,026
                                                                 ==============

   The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENTS OF OPERATIONS

                                                                            For the Period Ended              For the Year Ended
                                                                             December 31, 1999*               February 28, 1999
                                                                            --------------------              ------------------
NET INVESTMENT INCOME:
 Dividends (1) .............................................                    $44,329,664                      $36,647,898
 Interest (2) ..............................................                      9,795,587                        8,379,792
                                                                            --------------------              ------------------
Total Investment Income ....................................                     54,125,251                       45,027,690
                                                                            --------------------              ------------------
EXPENSES (NOTE 2):

Advisory fees ..............................................                      1,821,793                        1,353,414
                                                                            --------------------              ------------------
Total Expenses .............................................                      1,821,793                        1,353,414
                                                                            --------------------              ------------------
NET INVESTMENT INCOME ......................................                     52,303,458                       43,674,276
                                                                            --------------------              ------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

 Net realized gain on sale of investments ..................                    147,202,745                      143,991,139
 Net realized gain on sale of futures contracts ............                     23,076,772                       37,982,701
 Net change in unrealized appreciation of investments ......                    549,246,681                      265,023,900
 Net change in unrealized appreciation (depreciation) of futures contracts       12,849,150                      (14,225,550)
                                                                            --------------------              ------------------
Net Gain on Investments ....................................                    732,375,348                      432,772,190
                                                                            --------------------              ------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................                   $784,678,806                     $476,446,466
                                                                            ====================              ==================

--------------------------------------------------------------------------------------------------------------------------------
(1) Net of foreign withholding tax of ......................                        $28,773                           $5,288
(2) Interest income includes securities lending income of ..                       $272,312                          $78,935
--------------------------------------------------------------------------------------------------------------------------------
*   For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

   The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                      For the Period Ended       For the Year Ended        For the Year Ended
                                                       December 31, 1999*         February 28, 1999        February 28, 1998
                                                      --------------------       ------------------        ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income ................................    $52,303,458                 $43,674,276             $35,530,147
   Net realized gain .................................    170,279,517                 181,973,840              71,368,439
   Net change in unrealized appreciation .............    562,095,831                 250,798,350             463,085,650
                                                      --------------------       ------------------        ------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .    784,678,806                 476,446,466             569,984,236
                                                      --------------------       ------------------        ------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   BENEFICIAL INTEREST TRANSACTIONS ..................    355,753,442                 856,583,098             299,742,532
                                                      --------------------       ------------------        ------------------
Increase in Net Assets ...............................  1,140,432,248               1,333,029,564             869,726,768

NET ASSETS:
Beginning net assets .................................  3,687,092,778               2,354,063,214           1,484,336,446
                                                      --------------------       ------------------        ------------------
ENDING NET ASSETS .................................... $4,827,525,026              $3,687,092,778          $2,354,063,214
                                                      ====================       ==================        ==================

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.


   The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1.  Significant Accounting Policies

         Master Investment Portfolio (`'MIP") is registered under the Investment Company Act of 1940, as amended (the `'1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to March 1, 1994. MIP currently issues the following separate portfolios (the `'Master Portfolios"), the Asset Allocation, Bond Index, LifePath Income (formerly iLifePath 2000i), LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, Extended Index, International Index and U.S. Equity Index Master Portfolios. These financial statements relate to S&P 500 Index Master Portfolio (the iMaster Portfolioi).

         The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

         Effective February 10, 1999, the Board of Trustees of MIP approved a change in fiscal year-end of the Master Portfolio from February 28 to December
31. Accordingly, the financial statements are presented for the ten-month period ended December 31, 1999.

         SECURITY VALUATION

         The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

         SECURITY TRANSACTIONS AND INCOME RECOGNITION

         Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are accreted or amortized, respectively, under provisions of the Internal Revenue Code of 1986, as amended (the iCodei).

         FEDERAL INCOME TAXES

         The Master Portfolio intends to qualify as a partnership for federal income tax purposes. The Master Portfolio, therefore, believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in the Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for the purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

         It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the regulated investment company invested all of its assets in the Master Portfolio.

         FUTURES CONTRACTS

         The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum `'initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as ivariation margini and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of December 31, 1999, the Master Portfolio had the following open long futures contracts outstanding:

S&P 500 INDEX MASTER PORTFOLIO

NUMBER OF                     EXPIRATION         NOTIONAL      NET UNREALIZED
CONTRACTS             TYPE          DATE   CONTRACT VALUE        APPRECIATION
--------------------------------------------------------------------------------
484          S&P 500 Index      03/17/00     $179,588,200         $9,872,575

         The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $15,750,000.

         REPURCHASE AGREEMENTS

         Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Portfolio of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on December 31, 1999 by the Master Portfolio are collateralized by U.S. Government securities.

2.       AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

         Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (iBGFAi) provides investment guidance and policy direction in connection with the management of the Master Portfoliois assets. BGFA is entitled to receive 0.05% of the average daily net assets of the S&P 500 Index Master Portfolio as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

         Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

         Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

         The MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

         Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 1999, these officers of Stephens collectively owned less than 1% of the Master Portfoliois outstanding beneficial interests.

3.       INVESTMENT PORTFOLIO TRANSACTIONS

         Purchases and sales of investments, exclusive of short-term securities, for the Master Portfolio were as follows:

                                              S&P 500 Index
                                            Master Portfolio
                                      --------------------------------
             Aggregate Purchases        Period ended        Year ended
             and Sales of:            Dec. 31, 1999*     Feb. 28, 1999
             -------------------      --------------    --------------
             Purchases at cost         $751,.345,661    $1,187,951,471
             Sales proceeds              269,734,128       275,613,257

* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

4.       PORTFOLIO SECURITIES LOANED

         As of December 31, 1999, the Master Portfolio had loaned securities which were collateralized by money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risk to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                           Value of                     Value of
                                         Securities                   Collateral
--------------------------------------------------------------------------------
S&P 500 Index Master Portfolio          $47,645,223                  $49,172,532

5.       Financial Highlights

         The ratios of expenses and net investment income to average net assets and portfolio turnover rates (excluding short-term securities) for the Master Portfolio are as follows:

                                                            FOR THE          FOR THE            FOR THE
                                                       PERIOD ENDED       YEAR ENDED         YEAR ENDED
                                                       DECEMBER 31,     FEBRUARY 28,       FEBRUARY 28,
S&P 500 Index Master Porfolio                                 1999*             1999               1998
-------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets +                     0.05%             0.05%              0.05%
Ratio of net investment income to average net assets +        1.44%             1.61%              1.89%
Portfolio turnover                                               7%               11%                 6%


* For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

+  Annualized for period of less than one year.


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE S&P 500 Index Fund (the iFundi) (one of six funds comprising the E*TRADE Funds) as of December 31, 1999 and the related statement of operations, statement of changes in net assets, and financial highlights for the period February 17, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE S&P 500 Index Fund as of December 31, 1999 and the results of its operations, the changes in its net assets, and the financial highlights for the period February 17, 1999 (commencement of operations) to December 31, 1999 in conformity with generally accepted accounting principles.


/S/ Deloitte & Touche LLP


Deloitte & Touche LLP
Los Angeles, California
February 23, 2000

Independent Auditors' Report

To the Interestholders and Board of Trustees of Master Investment Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of S&P 500 Index Master Portfolio (a portfolio of Master Investment Portfolio) as of December 31, 1999, and the related statements of operations for the ten-month period then ended and the year ended February 28, 1999 and the statements of changes in net assets for the ten-month period then ended and each of the years in the two-year period ended February 28,1999. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of S&P 500 Index Master Portfolio as of December 31, 1999, the results of its operations and the changes in its net assets for the periods indicated above in conformity with generally accepted accounting principles.


/S/ KPMG


San Francisco, California
February 11, 2000